INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Interests in Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of associates [line items]
Taxation	$ (285)	$ (221)	[1],[2]	$ (311)	[1],[2]
Profit (loss) for the year	(222)	251	[1],[2],[3]	638	[1],[2],[3]
Total comprehensive income for the year, net of tax	(219)	176	[3]	533	[3]
Immaterial associates
Disclosure of associates [line items]
Revenue	39	31		36
Operating (expenses) income	(18)	(16)		(13)
Taxation	(5)	(3)		(2)
Profit (loss) for the year	16	12		21
Total comprehensive income for the year, net of tax	$ 16	$ 12		$ 21

[1]	The operating profit sub-total which was previously included in the presentation of the income statement has been removed
[2]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.3.2.

[3]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.3.2.